Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
The following table sets forth compensation information of our Principal Executive Officer (PEO) and our non-PEO NEOs along with total shareholder return, net income, and Adjusted Operating Earnings Per Share excluding Unlocking (diluted) performance results for our fiscal years ending in 2020, 2021, 2022 and 2023, in accordance with Item 402(v) of Regulation S-K. The amounts reported in this table are not additional amounts received by our PEO and non-PEO NEOs to the amounts reported in the Summary Compensation Table. The calculations and analysis below do not necessarily reflect the Company’s approach to aligning executive compensation with performance. For information concerning the Company’s compensation philosophy and how the Company aligns executive compensation with financial performance, refer to the Compensation Discussion and Analysis section of this Proxy Statement, beginning on page 46.
Year(1) (a)	Summary Compensation Table Total for PEO ($) (b)	Compensation Actually Paid to PEO(2)(3) ($) (c)	Average Summary Compensation Table Total for Non-PEO NEOs ($) (d)	Average Compensation Actually Paid to Non-PEO NEOs(2)(3) ($) (e)	Value of Initial Fixed $100 Investment Based on:(5)		GAAP Net Income(7) ($m) (h)	Adjusted Operating EPS excluding Unlocking (diluted)(7)(8) (i)
					Total Shareholder Return (f)	Peer Group Total Shareholder Return(6) (g)
2023	28,378,031	48,624,071(4)	6,822,427	11,135,219(4)	$246	$133	$2,556	$29.58
2022	22,847,623	34,989,082	6,142,835	8,829,365	$199	$118	$3,149	$24.43
2021	21,229,464	63,512,752	7,395,895	20,347,877	$189	$132	$3,417	$22.53
2020	20,794,703	43,974,265	6,831,573	13,278,643	$120	$98	$1,534	$16.86
(1)	Year	PEO	Non-PEOs
	2023	Mr. Cracchiolo	Messrs. Berman, Davies, Sweeney and Truscott
	2022	Mr. Cracchiolo	Messrs. Berman, Davies, Sweeney and Truscott
	2021	Mr. Cracchiolo	Messrs. Berman, Moore, Sweeney and Truscott
	2020	Mr. Cracchiolo	Messrs. Berman, Moore, Sweeney and Truscott
(2)
Fair value or change in fair value, as applicable, of equity awards in the above table, was determined by reference to (1) for RSU awards (or DSU awards for Mr. Davies), closing price on applicable year-end date(s) or, in the case of vesting dates, the actual vesting price plus the dollar value of any dividends paid on the RSU in the covered fiscal year prior to the vesting date that is not reflected in the fair value of the award (dividends on DSUs are accrued within the plan and are paid out as additional shares of common stock in Ameriprise Financial, Inc. on vesting), (2) for stock options (or DSOs Mr. Davies), a Black-Scholes value as of the applicable year-end or vesting date(s), determined based on the same methodology as used to determine grant date fair value; the inputs of the model include (a) dividend yield which represents the Company’s expected dividend yield based on its historical dividend payouts and management’s expectations, (b) expected volatility which is based on the Company’s historical and implied volatilities, (c) risk-free interest rate based on the U.S. Treasury yield curve for a period commensurate with the expected life, and (d) expected life of the option based on the Company’s past experience and other considerations, and (3) for PSU awards, target awards multiplied by the leverage ratio at applicable year-end date(s) or actual vesting date, at closing price on applicable year-end date(s) or, in the case of vesting dates, the actual vesting price.

(3)	For the portion of Compensation Actually Paid that is based on year-end stock prices, the following prices were used: 2023 - $379.83, 2022 - $311.37, 2021 - $301.66, 2020 -$194.33.
(4)	2023 Compensation Actually Paid (CAP) to PEO (Mr. Cracchiolo) and the average CAP to non-PEOs reflects the following adjustments from Total Compensation reported in the Summary Compensation Table:
	PEO ($)	Average Non-PEO ($)
Total Compensation Reported in 2023 Summary Compensation Table (SCT)	28,378,031	6,822,427
Less, aggregate change in the actuarial present value of accumulated benefits under all defined benefit and pension plans	(1,936,713)	(541,815)
Plus, actuarially determined service cost	482,390	65,436
Less, value of Stock and Option Awards reported in SCT	(16,000,000)	(2,949,040)
Plus, Year-End Fair Value of Awards Granted in this Fiscal Year that are Unvested and Outstanding at Year-End	17,893,569	3,217,469
Plus or Minus, Difference Between Fair Value of awards from the end of the prior fiscal year to the end of this fiscal year for awards granted in any prior fiscal year that are Outstanding and Unvested at Year-End	14,596,887	3,247,552
Plus, Fair Value as of the Vesting Date for Awards Granted this Year and that Vested this Year	—	—
Plus, Change in Fair Value (from prior year-end) of Prior Year awards that Vested this year	4,233,171	1,047,922
Plus, Dividends Paid on Stock Awards paid in this fiscal year prior to vesting if not otherwise included in SCT total compensation	976,735	225,268
Less Prior Year-End Fair Value for awards granted in any prior fiscal year that fail to meet the applicable vesting conditions during this fiscal year	—	—
Total Adjustments	20,246,040	4,312,792
Compensation Actually Paid for Fiscal Year 2023	48,624,071	11,135,219
(5)
2020 represents the total shareholder return for the period 12/31/19 to 12/31/20. 2021 represents total shareholder return for the period 12/31/19 to 12/31/21. 2022 represents total shareholder return for the period 12/31/19 to 12/31/22. 2023 represents total shareholder return for the period 12/31/19 to 12/31/23, in each case, reflecting what the cumulative value of $100 would be if such amount were invested on 12/31/19.

(6)	S&P 500 Financials Index, which is the same index used in our 10-K as required under Item 201(e)(1)(ii) of Regulation S-K.
(7)	2022 and 2021 amounts for GAAP Net income and Adjusted Operating earnings per share (diluted) have been restated to reflect the adoption of LDTI. 2020 has not been restated for LDTI.
(8)	The Company-Selected Measure (CSM), a non-GAAP measure, is defined as Adjusted Operating Earnings Per Share excluding Unlocking (diluted). See GAAP reconciliation table in Appendix A.

Company Selected Measure Name	Adjusted Operating Earnings Per Share excluding Unlocking (diluted)
Named Executive Officers, Footnote
(1)	Year	PEO	Non-PEOs
	2023	Mr. Cracchiolo	Messrs. Berman, Davies, Sweeney and Truscott
	2022	Mr. Cracchiolo	Messrs. Berman, Davies, Sweeney and Truscott
	2021	Mr. Cracchiolo	Messrs. Berman, Moore, Sweeney and Truscott
	2020	Mr. Cracchiolo	Messrs. Berman, Moore, Sweeney and Truscott

Peer Group Issuers, Footnote
(6)	S&P 500 Financials Index, which is the same index used in our 10-K as required under Item 201(e)(1)(ii) of Regulation S-K.

PEO Total Compensation Amount	$ 28,378,031	$ 22,847,623	$ 21,229,464	$ 20,794,703
PEO Actually Paid Compensation Amount	$ 48,624,071	34,989,082	63,512,752	43,974,265
Adjustment To PEO Compensation, Footnote
(4)	2023 Compensation Actually Paid (CAP) to PEO (Mr. Cracchiolo) and the average CAP to non-PEOs reflects the following adjustments from Total Compensation reported in the Summary Compensation Table:
	PEO ($)	Average Non-PEO ($)
Total Compensation Reported in 2023 Summary Compensation Table (SCT)	28,378,031	6,822,427
Less, aggregate change in the actuarial present value of accumulated benefits under all defined benefit and pension plans	(1,936,713)	(541,815)
Plus, actuarially determined service cost	482,390	65,436
Less, value of Stock and Option Awards reported in SCT	(16,000,000)	(2,949,040)
Plus, Year-End Fair Value of Awards Granted in this Fiscal Year that are Unvested and Outstanding at Year-End	17,893,569	3,217,469
Plus or Minus, Difference Between Fair Value of awards from the end of the prior fiscal year to the end of this fiscal year for awards granted in any prior fiscal year that are Outstanding and Unvested at Year-End	14,596,887	3,247,552
Plus, Fair Value as of the Vesting Date for Awards Granted this Year and that Vested this Year	—	—
Plus, Change in Fair Value (from prior year-end) of Prior Year awards that Vested this year	4,233,171	1,047,922
Plus, Dividends Paid on Stock Awards paid in this fiscal year prior to vesting if not otherwise included in SCT total compensation	976,735	225,268
Less Prior Year-End Fair Value for awards granted in any prior fiscal year that fail to meet the applicable vesting conditions during this fiscal year	—	—
Total Adjustments	20,246,040	4,312,792
Compensation Actually Paid for Fiscal Year 2023	48,624,071	11,135,219

Non-PEO NEO Average Total Compensation Amount	$ 6,822,427	6,142,835	7,395,895	6,831,573
Non-PEO NEO Average Compensation Actually Paid Amount	$ 11,135,219	8,829,365	20,347,877	13,278,643
Adjustment to Non-PEO NEO Compensation Footnote
(4)	2023 Compensation Actually Paid (CAP) to PEO (Mr. Cracchiolo) and the average CAP to non-PEOs reflects the following adjustments from Total Compensation reported in the Summary Compensation Table:
	PEO ($)	Average Non-PEO ($)
Total Compensation Reported in 2023 Summary Compensation Table (SCT)	28,378,031	6,822,427
Less, aggregate change in the actuarial present value of accumulated benefits under all defined benefit and pension plans	(1,936,713)	(541,815)
Plus, actuarially determined service cost	482,390	65,436
Less, value of Stock and Option Awards reported in SCT	(16,000,000)	(2,949,040)
Plus, Year-End Fair Value of Awards Granted in this Fiscal Year that are Unvested and Outstanding at Year-End	17,893,569	3,217,469
Plus or Minus, Difference Between Fair Value of awards from the end of the prior fiscal year to the end of this fiscal year for awards granted in any prior fiscal year that are Outstanding and Unvested at Year-End	14,596,887	3,247,552
Plus, Fair Value as of the Vesting Date for Awards Granted this Year and that Vested this Year	—	—
Plus, Change in Fair Value (from prior year-end) of Prior Year awards that Vested this year	4,233,171	1,047,922
Plus, Dividends Paid on Stock Awards paid in this fiscal year prior to vesting if not otherwise included in SCT total compensation	976,735	225,268
Less Prior Year-End Fair Value for awards granted in any prior fiscal year that fail to meet the applicable vesting conditions during this fiscal year	—	—
Total Adjustments	20,246,040	4,312,792
Compensation Actually Paid for Fiscal Year 2023	48,624,071	11,135,219

Compensation Actually Paid vs. Total Shareholder Return
Relationship Between Pay and Performance
We believe the “Compensation Actually Paid” in each of the years reported above and TSR over the four-year cumulative period are reflective of the Compensation and Benefit Committee’s emphasis on “pay-for-performance” as the “Compensation Actually Paid” fluctuated year-over-year, primarily due to the result of our stock performance and our varying levels of achievement against pre-established performance goals under our annual cash incentive program and our LTIA program, which includes PSUs based on firm achievement of specific return on equity and earnings per share targets with total shareholder return modifier.
•	CAP versus Total Shareholder Return
CEO CAP amounts were $43,974,265, $63,512,752, $34,989,082, and $48,624,071 in each of 2020, 2021, 2022, and 2023, respectively, while our total shareholder return, based on a $100 investment in Ameriprise on December 31, 2019, was $120 as of the end of 2020, $189 as of the end of 2021, $199 as of the end of 2022, and $246 as of the end of 2023. Similarly, our other NEO CAP amounts as averaged were $13,278,643, $20,347,877, $8,829,365, and $11,135,219 in 2020, 2021, 2022, and 2023, respectively. As a result, our CAP values and total shareholder return are directionally aligned over the timeframe that the table covers because our total shareholder return increased and decreased year-to-year in accordance with increases and decreases in CAP.

Compensation Actually Paid vs. Net Income
Relationship Between Pay and Performance
We believe the “Compensation Actually Paid” in each of the years reported above and TSR over the four-year cumulative period are reflective of the Compensation and Benefit Committee’s emphasis on “pay-for-performance” as the “Compensation Actually Paid” fluctuated year-over-year, primarily due to the result of our stock performance and our varying levels of achievement against pre-established performance goals under our annual cash incentive program and our LTIA program, which includes PSUs based on firm achievement of specific return on equity and earnings per share targets with total shareholder return modifier.
•	CAP versus Net Income
CEO CAP amounts were $43,974,265, $63,512,752, $34,989,082, and $48,624,071 in each of 2020, 2021, 2022, and 2023, respectively, while our GAAP Net Income for each year was $1,534M, $3,417M, $3,149M, and $2,556M as of the end of 2020, 2021, 2022, and 2023, respectively. Similarly, our other NEO CAP amounts were $13,278,643, $20,347,877, $8,829,365, and $11,135,219 in 2020, 2021, 2022, and 2023, respectively. GAAP Net Income is less reflective of ongoing operations and includes a number of factors that are excluded in Ameriprise’s Adjusted Operating Net Income metric. Reconciliations of non-GAAP measures to the most directly comparable GAAP measure are on page A-1.

Compensation Actually Paid vs. Company Selected Measure
Relationship Between Pay and Performance
We believe the “Compensation Actually Paid” in each of the years reported above and TSR over the four-year cumulative period are reflective of the Compensation and Benefit Committee’s emphasis on “pay-for-performance” as the “Compensation Actually Paid” fluctuated year-over-year, primarily due to the result of our stock performance and our varying levels of achievement against pre-established performance goals under our annual cash incentive program and our LTIA program, which includes PSUs based on firm achievement of specific return on equity and earnings per share targets with total shareholder return modifier.
•	CAP versus Company-Select Measure (Adjusted Operating Earnings Per Share excluding Unlocking (diluted))
As discussed in the Compensation Discussion and Analysis, Adjusted Operating Earnings Per Share is an assessment measure used in both annual performance assessments and longer-term PSU performance awards. The Company believes this is a solid measure of overall financial performance and shareholder value. Reconciliations of non-GAAP measures to the most directly comparable GAAP measure are on page A-1.

CEO CAP amounts were $43,974,265, $63,512,752, $34,989,082, and $48,624,071 in each of 2020, 2021, 2022, and 2023, respectively, while our Adjusted Operating Earnings Per Share for each year was $16.86 as of the end of 2020, $22.53 as of the end of 2021, $24.43 as of the end of 2022, and $29.58 as of the end of 223. Similarly, our other NEO CAP amounts were $13,278,643, $20,347,877, $8,829,365, and $11,135,219 in 2020, 2021, 2022, and 2023, respectively. As a result, our CAP values and increases in Adjusted Operating Earnings Per Share are directionally aligned over the timeframe that the table covers.

Total Shareholder Return Vs Peer Group
Relationship Between Pay and Performance
We believe the “Compensation Actually Paid” in each of the years reported above and TSR over the four-year cumulative period are reflective of the Compensation and Benefit Committee’s emphasis on “pay-for-performance” as the “Compensation Actually Paid” fluctuated year-over-year, primarily due to the result of our stock performance and our varying levels of achievement against pre-established performance goals under our annual cash incentive program and our LTIA program, which includes PSUs based on firm achievement of specific return on equity and earnings per share targets with total shareholder return modifier.
•	Total Shareholder Return: Company versus Peer Group
The Company outperformed its S&P 500 Financials Index peer group over the 4-year period reflected in the above table. The value of a fixed $100 investment in Ameriprise on December 31, 2019, would have been $246, $199, $189, and $120 at the end of 2023, 2022, 2021, and 2020, respectively, while it would have been $133, $118, $132, and $98 for an investment in the S&P 500 Financials Index in those respective periods. Please refer to footnote 5 for additional details.

Tabular List, Table
Required Tabular Disclosure of Most Important Measures to Determine FY2023 CAP
The following performance measures reflect the Company’s most important performance measures in effect for 2023. See the Compensation Discussion and Analysis section of this proxy beginning on page 46 for further information.
Most Important Performance Measures for 2023
Adjusted Operating Net Revenues*
Adjusted Operating Net Income*
Adjusted Operating Earnings per diluted share [represents the most important financial performance measure]*
Adjusted Operating Return on Equity excluding Accumulated Other Comprehensive Income*
Talent and Leadership Effectiveness
*	Exclude Unlocking

Total Shareholder Return Amount	$ 246	199	189	120
Peer Group Total Shareholder Return Amount	133	118	132	98
Net Income (Loss)	$ 2,556,000,000	$ 3,149,000,000	$ 3,417,000,000	$ 1,534,000,000
Company Selected Measure Amount | $ / shares	29.58	24.43	22.53	16.86
PEO Name	Mr. Cracchiolo	Mr. Cracchiolo	Mr. Cracchiolo	Mr. Cracchiolo
Share Price | $ / shares	$ 379.83	$ 311.37	$ 301.66	$ 194.33
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted Operating Net Revenues
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted Operating Net Income
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted Operating Earnings per diluted share [represents the most important financial performance measure]
Non-GAAP Measure Description
(8)	The Company-Selected Measure (CSM), a non-GAAP measure, is defined as Adjusted Operating Earnings Per Share excluding Unlocking (diluted). See GAAP reconciliation table in Appendix A.

Measure:: 4
Pay vs Performance Disclosure
Name	Adjusted Operating Return on Equity excluding Accumulated Other Comprehensive Income
Measure:: 5
Pay vs Performance Disclosure
Name	Talent and Leadership Effectiveness
PEO | Total Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 20,246,040
PEO | Aggregate Change in the Actuarial Present Value of Accumulated Benefits under All Defined Benefit and Pension Plans [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,936,713)
PEO | Actuarially Determined Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	482,390
PEO | Value of Stock and Option Awards Reported in SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(16,000,000)
PEO | Year-End Fair Value of Awards Granted in this Fiscal Year that are Unvested and Outstanding at Year-End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	17,893,569
PEO | Difference Between Fair Value of Awards from the End of the Prior Fiscal Year to the End of this Fiscal Year for Awards Granted in Any Prior Fiscal Year that are Outstanding and Unvested at Year-End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	14,596,887
PEO | Fair Value as of the Vesting Date for Awards Granted this Year and that Vested this Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change in Fair Value (from Prior Year-End) of Prior Year Awards that Vested this Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,233,171
PEO | Dividends Paid on Stock Awards Paid in this Fiscal Year Prior to Vesting if not Otherwise Included in SCT Total Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	976,735
PEO | Prior Year-End Fair Value for Awards Granted in any Prior Fiscal Year that Fail to Meet the Applicable Vesting Conditions During this Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Total Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,312,792
Non-PEO NEO | Aggregate Change in the Actuarial Present Value of Accumulated Benefits under All Defined Benefit and Pension Plans [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(541,815)
Non-PEO NEO | Actuarially Determined Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	65,436
Non-PEO NEO | Value of Stock and Option Awards Reported in SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,949,040)
Non-PEO NEO | Year-End Fair Value of Awards Granted in this Fiscal Year that are Unvested and Outstanding at Year-End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,217,469
Non-PEO NEO | Difference Between Fair Value of Awards from the End of the Prior Fiscal Year to the End of this Fiscal Year for Awards Granted in Any Prior Fiscal Year that are Outstanding and Unvested at Year-End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,247,552
Non-PEO NEO | Fair Value as of the Vesting Date for Awards Granted this Year and that Vested this Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in Fair Value (from Prior Year-End) of Prior Year Awards that Vested this Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,047,922
Non-PEO NEO | Dividends Paid on Stock Awards Paid in this Fiscal Year Prior to Vesting if not Otherwise Included in SCT Total Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	225,268
Non-PEO NEO | Prior Year-End Fair Value for Awards Granted in any Prior Fiscal Year that Fail to Meet the Applicable Vesting Conditions During this Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0